Revenue - Summary of Revenue Disaggregated by Type (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Revenue	$ 726,951	$ 381,740	$ 1,999,634	$ 941,249	$ 1,451,086	$ 994,104	$ 483,363
Business Revenue Apps [Member]
Revenue from External Customer [Line Items]
Revenue	156,208	132,583	475,394	327,915	503,867	397,643	166,259
Business Revenue - Software Platform [Member]
Revenue from External Customer [Line Items]
Revenue	193,307	39,841	427,390	127,262
Business Revenue [Member]
Revenue from External Customer [Line Items]
Revenue	349,515	172,424	902,784	455,177	711,152	595,948	429,256
Consumer Revenue [Member]
Revenue from External Customer [Line Items]
Revenue	$ 377,436	$ 209,316	$ 1,096,850	$ 486,072	$ 739,934	$ 398,156	$ 54,107